Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Liabilities

A summary of the Group’s other non-current liabilities as of December 31, 2025 and 2024 is outlined below:

	December 31,
	2025	2024
(in USD and thousands)
Travel protection payable	$31,457	$21,561
Deferred tax liabilities	6,257	4,697
Forward foreign currency contracts	—	14,995
Other	16,581	4,091
Total	$54,295	$45,344